Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 13, 2023	May 31, 2016	Nov. 30, 2023	Aug. 31, 2016	Feb. 29, 2024	Nov. 30, 2016	May 31, 2024	Feb. 28, 2017	Aug. 31, 2024	May 31, 2017	Nov. 30, 2024	Aug. 31, 2017	Feb. 28, 2025	Nov. 30, 2017	May 31, 2025	Feb. 28, 2018	Aug. 31, 2025	May 31, 2018	Nov. 30, 2025	Aug. 31, 2018	Feb. 28, 2026	Nov. 30, 2018	May 31, 2026	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005505
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,409		$ 10,397		$ 11,093		$ 11,656		$ 12,056		$ 12,658		$ 12,870		$ 12,870		$ 13,226		$ 12,575		$ 13,028	$ 12,955	$ 13,597	$ 14,275	$ 13,770	$ 13,770	$ 15,504	$ 16,490	$ 17,665	$ 18,885	$ 19,612	$ 19,240	$ 18,368	$ 17,157	$ 16,336	$ 16,829	$ 16,767	$ 17,136	$ 18,065	$ 18,226	$ 19,791	$ 20,466	$ 21,528	$ 22,153	$ 22,064	$ 22,277	$ 23,669	$ 24,715	$ 26,158	$ 27,040
C000049242
Account Value [Line Items]
Accumulated Value		10,000		10,405		10,386		11,079		11,631		12,026		12,610		12,823		12,809		13,152		12,507		12,943	12,863	13,496	14,159	13,649	13,641	15,346	16,313	17,466	18,656	19,372	18,986	18,114	16,911	16,087	16,559	16,495	16,852	17,744	17,894	19,420	20,068	21,099	21,707	21,594	21,785	23,139	24,152	25,539	26,388
C000049243
Account Value [Line Items]
Accumulated Value		10,000		10,396		10,371		11,057		11,593		11,979		12,561		12,762		12,742		13,073		12,424		12,852	12,765	13,379	14,022	13,512	13,504	15,182	16,120	17,252	18,420	19,104	18,718	17,845	16,650	15,834	16,289	16,213	16,551	17,424	17,555	19,039	19,656	20,655	21,234	21,120	21,289	22,598	23,567	24,909	25,722
C000244828
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 518,339		$ 563,515		$ 582,722		$ 613,511		$ 631,588		$ 629,267		$ 635,354		$ 675,644		$ 705,788		$ 747,215		$ 772,740
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000		520,373		584,038		603,581		647,631		699,825		686,440		682,760		750,215		794,917		803,247		883,801
S&P Target Date 2035 Index
Account Value [Line Items]
Accumulated Value		10,000		10,364		10,366		10,980		11,350		11,648		12,298		12,451		12,526		12,944		12,312		12,639	12,514	13,042	13,793	13,164	13,161	14,567	15,379	16,259	17,402	17,984	17,731	17,234	16,346	15,622	16,043	16,143	16,436	17,198	17,353	18,670	19,186	20,269	20,727	20,756	21,152	22,529	23,492	24,656	25,739
S&P Target Date 2035 Index
Account Value [Line Items]
Accumulated Value		10,000		10,364		10,366		10,980		11,350		11,648		12,298		12,451		12,526		12,944		12,312		12,639	12,514	13,042	13,793	13,164	13,161	14,567	15,379	16,259	17,402	17,984	17,731	17,234	16,346	15,622	16,043	16,143	16,436	17,198	17,353	18,670	19,186	20,269	20,727	20,756	21,152	22,529	23,492	24,656	25,739
S&P Target Date 2035 Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,364		$ 10,366		$ 10,980		$ 11,350		$ 11,648		$ 12,298		$ 12,451		$ 12,526		$ 12,944		$ 12,312		$ 12,639	$ 12,514	$ 13,042	$ 13,793	$ 13,164	$ 13,161	$ 14,567	$ 15,379	$ 16,259	$ 17,402	$ 17,984	$ 17,731	$ 17,234	$ 16,346	$ 15,622	$ 16,043	$ 16,143	$ 16,436	$ 17,198	$ 17,353	$ 18,670	$ 19,186	$ 20,269	$ 20,727	$ 20,756	$ 21,152	$ 22,529	$ 23,492	$ 24,656	$ 25,739
S&P Target Date 2035 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 518,366		$ 557,703		$ 573,128		$ 605,451		$ 619,150		$ 620,027		$ 631,843		$ 672,976		$ 701,754		$ 736,511		$ 768,869